Note 11 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Other Assets [Table Text Block]
	December 31
	2019	2018

Deferred charges	$1,240	$1,408
Land use rights	668	687
Refundable deposits	427	433
Deferred income tax assets – noncurrent	91	50

Total	$2,426	$2,578